Notes to the Profit or Loss Statement - Summary Of Reconciliation Of Earning Per Share (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator (in €)
Consolidated Net Profit / (Loss)	€ (151,058,190)	€ (514,460,016)	€ 97,890,576
Interest in connection with Dilutive Shares	0	0	654,487
Profit used in calculating Diluted Earnings per Share	€ (151,058,190)	€ (514,460,016)	€ 98,545,063
Weighted-average number of ordinary shares outstanding	34,155,650	33,401,069	32,525,644
Dilutive Shares	0	0	642,208
Weighted average number of ordinary shares used in calculating diluted earnings per share	34,155,650	33,401,069	33,167,852
Earnings per Share (in €)
Basic	€ (4.42)	€ (15.40)	€ 3.01
Diluted	€ (4.42)	€ (15.40)	€ 2.97